UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about Cash Portfolio and Term Portfolio (each a fund or collectively the funds) and their investments, you can obtain a copy of each fund's most recent financial report and portfolio listing or read the statement of additional information (SAI) dated August 29, 2009 attached to this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, or for information or assistance in opening an account, please call Capital Management of the Carolinas, L.L.C. (CMC) in Charlotte, North Carolina at:

  Toll-free 1-800-222-3232
  or locally 1-704-377-3535

Investments in Cash Portfolio are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that Cash Portfolio will maintain a stable $1.00 share price.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The North Carolina Capital
Management Trust:

Cash Portfolio and Term Portfolio

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. Government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority.

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. Government and agencies and instrumentalities of the U.S. Government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments.

Prospectus

dated August 29, 2009

and

Annual Report

for the year ended June 30, 2009

and

Statement of Additional Information

dated August 29, 2009

82 Devonshire Street, Boston, MA 02109

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Cash Portfolio	.21%
Actual		$ 1,000.00	$ 1,000.60	$ 1.04
HypotheticalA		$ 1,000.00	$ 1,023.75	$ 1.05
Term Portfolio	.27%
Actual		$ 1,000.00	$ 1,003.00	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/10	% of fund's investments 12/31/09	% of fund's investments 6/30/09
0 - 30	66.7	45.8	46.7
31 - 90	24.7	38.1	37.7
91 - 180	5.9	7.7	12.5
181 - 397	2.7	8.4	3.1
Weighted Average Maturity
	6/30/10	12/31/09	6/30/09
Cash Portfolio	36 Days	56 Days	51 Days
All Taxable Money Market Funds Average*	36 Days	47 Days	50 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	6/30/10	12/31/09	6/30/09
Cash Portfolio	68 Days	N/A**	N/A**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Commercial Paper 69.2%	Commercial Paper 77.4%
Government Securities† 14.2%	Government Securities† 17.1%
Repurchase Agreements 17.8%	Repurchase Agreements 6.2%
Net Other Assets*** (1.2)%	Net Other Assets*** (0.7)%

† Includes FDIC Guaranteed Corporate Securities and Federal Financing Bank Supported Student Loan Short-Term Notes

* Source: iMoneyNet, Inc.

** Information not available

***Net Other Assets are not included in the pie chart.

Annual Report

Current and Historical Seven-Day Yields
	6/29/10	3/30/10	12/29/09	9/29/09	6/30/09
Cash Portfolio	0.18%	0.08%	0.12%	0.24%	0.57%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the Fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund's performance would have been lower for certain of the periods presented.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments June 30, 2010

Showing Percentage of Net Assets

Commercial Paper (e) - 69.2%
Due Date	Yield (a)	Principal Amount	Value
Abbott Laboratories
7/26/10	0.39% (d)	$ 50,000,000	$ 50,000,000
Australia & New Zealand Banking Group Ltd.
8/24/10 to 8/31/10	0.44 to 0.45	58,000,000	57,960,900
Autobahn Funding
7/1/10 to 7/14/10	0.40 to 0.42	41,560,000	41,557,805
BNP Paribas Finance, Inc.
8/16/10 to 9/14/10	0.40 to 0.45	195,000,000	194,865,285
Canadian Imperial Holdings, Inc.
7/6/10 to 7/15/10	0.35 to 0.37 (d)	300,000,000	300,000,000
Commerzbank U.S. Finance, Inc.
7/12/10	0.45	25,000,000	24,996,563
Commonwealth Bank of Australia
8/23/10 to 9/10/10	0.33 to 0.58 (d)	151,000,000	150,947,796
Credit Agricole North America
7/6/10 to 7/16/10	0.40 to 0.42	100,000,000	99,988,472
Credit Suisse New York Branch
7/6/10 to 9/3/10	0.30 to 0.50	82,000,000	81,959,678
Dakota Notes (Citibank Credit Card Issuance Trust)
7/2/10 to 7/12/10	0.40	31,000,000	30,998,767
Danske Corp.
7/6/10 to 8/31/10	0.35 to 0.55	78,000,000	77,977,047
Deutsche Bank Financial LLC
7/28/10	0.46	50,000,000	49,982,750
DnB NOR Bank ASA
7/1/10 to 8/16/10	0.34 to 0.45 (d)	240,000,000	239,990,800
Hannover Funding Co. LLC
7/26/10	0.55	14,000,000	13,994,653

Due Date	Yield (a)	Principal Amount	Value
Intesa Funding LLC
7/2/10 to 9/16/10	0.29 to 0.41%	$ 91,000,000	$ 90,960,063
Landesbank Hessen-Thuringen
7/6/10 to 9/3/10	0.63	109,000,000	108,933,483
Market Street Funding LLC
7/26/10	0.44	18,000,000	17,994,500
Natexis Banques Populaires U.S. Finance Co. LLC
7/7/10 to 7/19/10	0.34 to 0.52	150,000,000	149,981,333
Nordea North America, Inc.
7/6/10 to 11/3/10	0.30 to 0.53	216,000,000	215,806,732
Rabobank USA Financial Corp.
9/8/10	0.50	75,000,000	74,928,125
Royal Bank of Canada
10/25/10	0.40	50,000,000	49,935,556
Santander Finance, Inc.
7/19/10 to 7/21/10	0.77	43,000,000	42,981,948
Skandinaviska Enskilda Banken AB
7/13/10	0.33	100,000,000	99,989,000
Sumitomo Trust & Banking Co. Ltd. New York Branch
8/2/10	0.45	5,000,000	4,998,000
Svenska Handelsbanken, Inc.
9/10/10	0.50	75,000,000	74,926,042
Toronto Dominion Holdings (USA)
10/28/10 to 1/4/11	0.40 to 0.50	100,000,000	99,804,028
Toyota Credit Canada, Inc.
8/17/10	0.56	54,000,000	53,960,520
Toyota Motor Credit Corp.
7/26/10 to 8/25/10	0.40 to 0.58	55,000,000	54,976,972
UBS Finance, Inc.
7/13/10 to 8/18/10	0.44 to 0.46	125,000,000	124,970,000
Commercial Paper (e) - continued
Due Date	Yield (a)	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC
7/2/10 to 7/29/10	0.50 to 0.55%	$ 78,000,000	$ 77,991,247
Westpac Banking Corp.
7/13/10 to 7/16/10	0.38 (d)	150,000,000	150,000,000
TOTAL COMMERCIAL PAPER (Cost $2,908,358,065)	2,908,358,065
U.S. Government and Government Agency Obligations - 2.7%

Other Government Related - 2.7%
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46 (c)	8,000,000	8,073,750
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
7/16/10 to 9/16/10	0.35 to 0.40 (b)	105,000,000	104,952,472
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $113,026,222)	113,026,222
Federal Agencies - 7.6%

Federal Home Loan Bank - 7.6%
7/9/10 to 11/24/10	0.25 to 0.76 (d)
(Cost $318,892,969)		319,000,000	318,892,969
U.S. Treasury Obligations - 3.9%

U.S. Treasury Bills - 2.6%
7/15/10 to 12/16/10	0.27 to 0.45	108,000,000	107,906,297
U.S. Treasury Notes - 1.3%
1/31/11	0.47 to 0.48	55,000,000	55,126,074
TOTAL U.S. TREASURY OBLIGATIONS (Cost $163,032,371)			163,032,371
Repurchase Agreements - 17.8%
	Maturity Amount	Value
In a joint trading account at 0.02% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) #	$ 297,543,165	$ 297,543,000
With:
BNP Paribas Securities Corp. at 0.2%, dated 5/11/10 due 7/9/10 (Collateralized by U.S. Treasury Obligations valued at $51,088,060, 3.5% - 10.63%, 8/15/15 - 2/15/40)	50,016,389	50,000,000
Morgan Stanley & Co., Inc. at 0.2%, dated 3/4/10 due 7/7/10 (Collateralized by U.S. Treasury Obligations valued at $408,841,876, 3.13% - 3.63%, 5/15/19 - 8/15/19)	400,277,778	400,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $747,543,000)		747,543,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,250,852,627)	4,250,852,627
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(51,593,749)
NET ASSETS - 100%	$ 4,199,258,878
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $104,952,472, or 2.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,073,750 or 0.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$297,543,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 297,543,000

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010

Assets
Investment in securities, at value (including repurchase agreements of $747,543,000) - See accompanying schedule: Unaffiliated issuers (cost $4,250,852,627)		$ 4,250,852,627
Cash		455
Receivable for fund shares sold		76,824
Interest receivable		956,908
Receivable from investment adviser for expense reductions		90,637
Total assets		4,251,977,451

Liabilities
Payable for investments purchased	$ 49,870,139
Payable for fund shares redeemed	1,834,134
Distributions payable	33,756
Accrued management fee	740,564
Deferred trustees' compensation	239,980
Total liabilities		52,718,573

Net Assets		$ 4,199,258,878
Net Assets consist of:
Paid in capital		$ 4,198,922,804
Accumulated undistributed net realized gain (loss) on investments		336,074
Net Assets, for 4,197,482,760 shares outstanding		$ 4,199,258,878
Net Asset Value, offering price and redemption price per share ($4,199,258,878 ÷ 4,197,482,760 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2010

Investment Income
Interest		$ 23,307,085

Expenses
Management fee	$ 12,868,830
Independent trustees' compensation	155,969
Money Market Guarantee Program fee	549,252
Total expenses before reductions	13,574,051
Expense reductions	(709,168)	12,864,883
Net investment income		10,442,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,182
Net increase in net assets resulting from operations		$ 10,455,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2010	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,442,202	$ 114,033,645
Net realized gain (loss)	13,182	908,658
Net increase in net assets resulting from operations	10,455,384	114,942,303
Distributions to shareholders from net investment income	(10,440,878)	(114,032,648)
Distributions to shareholders from net realized gain	(407,514)	-
Total distributions	(10,848,392)	(114,032,648)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,517,309,324	13,611,618,422
Reinvestment of distributions	10,232,708	106,707,610
Cost of shares redeemed	(12,772,957,715)	(13,672,898,602)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,245,415,683)	45,427,430
Total increase (decrease) in net assets	(2,245,808,691)	46,337,085

Net Assets
Beginning of period	6,445,067,569	6,398,730,484
End of period	$ 4,199,258,878	$ 6,445,067,569

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.017	.042	.051	.041
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.002	.017	.042	.051	.041
Distributions from net investment income	(.002)	(.017)	(.042)	(.051)	(.041)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.002)	(.017)	(.042)	(.051)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.19%	1.73%	4.32%	5.26%	4.12%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.26%	.23%	.24%	.24%
Expenses net of fee waivers, if any	.23%	.25%	.22%	.23%	.23%
Expenses net of all reductions	.23%	.25%	.22%	.23%	.23%
Net investment income	.19%	1.67%	4.14%	5.14%	4.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,199,259	$ 6,445,068	$ 6,398,730	$ 4,845,479	$ 4,121,608

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2010	Past 1 year	Past 5 years	Past 10 years
NCCMT - Term Portfolio	0.54%	3.57%	3.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 9-12 Months Short Treasury Bond Index performed over the same period.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Market Recap: Low interest rates and strong investor demand helped taxable bonds post solid gains during the 12 months ending June 30, 2010. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade bond market, posted a return of 9.50% for the year. The different segments of the market offered divergent results, with corporate bonds and asset-backed securities (ABS) doing the best. Investors were attracted by these bonds' valuations and were heartened by improving fundamentals driven by strengthening consumer and corporate balance sheets. During the period, corporate bonds, as measured by the Barclays Capital U.S. Credit Bond Index, rose 14.68%, while the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.90%. Elsewhere, mortgage-backed securities (MBS), as measured by the Barclays Capital U.S. MBS Index, offered a solid 7.47% return. MBS were buoyed by government support and growing optimism about the housing market. The Barclays Capital U.S. Treasury Bond Index appreciated 6.67%, with much of the return accruing during the last few months of the period, when investors sought safe havens in the face of a developing sovereign debt crisis in Europe. Government agency bonds were helped somewhat by the Federal Reserve Board's purchases of agency debt, with the Barclays Capital U.S. Agency Bond Index advancing 5.50%.

Comments from Robert Litterst, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio: For the year ending June 30, 2010, the fund returned 0.54%, compared with 0.82% for the Barclays Capital U.S. 9-12 Months Short Treasury Bond Index. During the first half of the period, I shifted fund assets between U.S. Treasuries and government-agency securities based on relative valuation. Heading into the second half, I began to move into agencies, and by period end the fund was fully invested in this sector. I decided to exit Treasuries because they had rallied to very expensive levels as investors fled to safety in response to sovereign debt concerns in Europe. Despite historically tight spreads, holdings of Federal Home Loan Bank securities were used to capture the highest nominal yield possible during a time of incredibly low yields on short-term government securities. Low interest rates and tight spreads between agencies and Treasuries provided limited opportunities for the fund. My exclusive focus on agencies late in the period was intended to provide the fund with slightly higher nominal yields, but that strategy didn't work amid the flight to quality that helped Treasuries outperform. The fund's interest-rate sensitivity, or duration, was kept close to that of the index throughout the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of June 30, 2010
6 months ago
Years	0.7	0.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2010
6 months ago
Years	0.8	0.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
U.S. Treasury Obligations 0.0%	U.S. Treasury Obligations 34.7%
U.S. Government Agency Obligations 99.2%	U.S. Government Agency Obligations 65.2%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 0.1%

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 99.2%
Federal Home Loan Bank:
0.58% 6/10/11	$ 7,250,000	$ 7,259,063
0.7% 4/18/11	10,000,000	10,022,100
0.75% 3/18/11	15,500,000	15,540,191
0.8% 5/6/11	15,125,000	15,186,135
0.95% 2/3/11	7,500,000	7,525,860
1.625% 3/16/11	14,450,000	14,581,741
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $70,044,778)		70,115,090
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $396,000)	$ 396,000	$ 396,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $70,440,778)	70,511,090
NET OTHER ASSETS (LIABILITIES) - 0.2%	140,495
NET ASSETS - 100%	$ 70,651,585
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$396,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 396,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010

Assets
Investment in securities, at value (including repurchase agreements of $396,000) - See accompanying schedule: Unaffiliated issuers (cost $70,440,778)		$ 70,511,090
Cash		690
Interest receivable		165,485
Total assets		70,677,265

Liabilities
Distributions payable	$ 2,614
Accrued management fee	16,182
Deferred trustees' compensation	6,884
Total liabilities		25,680

Net Assets		$ 70,651,585
Net Assets consist of:
Paid in capital		$ 70,451,537
Distributions in excess of net investment income		(7,783)
Accumulated undistributed net realized gain (loss) on investments		137,519
Net unrealized appreciation (depreciation) on investments		70,312
Net Assets, for 7,280,624 shares outstanding		$ 70,651,585
Net Asset Value, offering price and redemption price per share ($70,651,585 ÷ 7,280,624 shares)		$ 9.70

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2010

Investment Income
Interest		$ 345,299

Expenses
Management fee	$ 203,814
Independent trustees' compensation	2,057
Total expenses before reductions	205,871
Expense reductions	(3,860)	202,011
Net investment income		143,288
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		374,000
Change in net unrealized appreciation (depreciation) on investment securities		(68,649)
Net gain (loss)		305,351
Net increase (decrease) in net assets resulting from operations		$ 448,639

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2010	Year ended June 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 143,288	$ 1,108,124
Net realized gain (loss)	374,000	1,218,296
Change in net unrealized appreciation (depreciation)	(68,649)	307,459
Net increase (decrease) in net assets resulting from operations	448,639	2,633,879
Distributions to shareholders from net investment income	(140,021)	(1,119,968)
Distributions to shareholders from net realized gain	(187,339)	-
Total distributions	(327,360)	(1,119,968)
Share transactions Proceeds from sales of shares	4,010,000	6,992,005
Reinvestment of distributions	258,960	871,469
Cost of shares redeemed	(8,303,956)	(1,001,645)
Net increase (decrease) in net assets resulting from share transactions	(4,034,996)	6,861,829
Total increase (decrease) in net assets	(3,913,717)	8,375,740

Net Assets
Beginning of period	74,565,302	66,189,562
End of period (including distributions in excess of net investment income of $7,783 and distributions in excess of net investment income of $11,437, respectively)	$ 70,651,585	$ 74,565,302
Other Information Shares
Sold	413,616	729,227
Issued in reinvestment of distributions	26,735	91,073
Redeemed	(857,219)	(103,660)
Net increase (decrease)	(416,868)	716,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.48	$ 9.33	$ 9.35	$ 9.40
Income from Investment Operations
Net investment income B	.019	.149	.346	.468	.375
Net realized and unrealized gain (loss)	.033	.213	.145	(.004)	(.090)
Total from investment operations	.052	.362	.491	.464	.285
Distributions from net investment income	(.018)	(.152)	(.341)	(.484)	(.335)
Distributions from net realized gain	(.024)	-	-	-	-
Total distributions	(.042)	(.152)	(.341)	(.484)	(.335)
Net asset value, end of period	$ 9.70	$ 9.69	$ 9.48	$ 9.33	$ 9.35
Total Return A	.54%	3.86%	5.35%	5.08%	3.08%
Ratios to Average Net Assets C
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%	.27%
Net investment income	.19%	1.55%	3.67%	5.01%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,652	$ 74,565	$ 66,190	$ 67,462	$ 56,051
Portfolio turnover rate	202%	229%	79%	433%	88%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2010

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Term Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Cash Portfolio as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Cash Portfolio participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Cash Portfolio paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Cash Portfolio without regard to any expense limitation in effect for the Cash Portfolio.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of June 30, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Cash Portfolio	$ 4,250,852,627	$ -	$ -	$ -
Term Portfolio	70,440,778	70,312	-	70,312

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward
Cash Portfolio	$ 562,868	$ 13,183	$ -
Term Portfolio	136,622	-	-

The tax character of distributions paid was as follows:

June 30, 2010
	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 10,848,392	$ -	$ 10,848,392
Term Portfolio	327,360	-	327,360
June 30, 2009
	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 114,032,648	$ -	$ 114,032,648
Term Portfolio	1,119,968	-	1,119,968

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period each Fund's annual management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.23%
Term Portfolio	.27%

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, FMR paid FDC $3,628,058 and $56,144 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

5. Expense Reductions.

FMR voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 356,899
Term Portfolio	3,860

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Cash Portfolio. The amount of the waiver is $352,269

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Cash Portfolio and Term Portfolio (funds of North Carolina Capital Management Trust) at June 30, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the North Carolina Capital Management Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees two funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting; and (x) understanding of the economy of North Carolina and the financing needs of North Carolina counties and municipalities. The Board may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Board finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. The Board believes that each Trustee satisfied at the time he was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments may be considered by a professional search firm and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each

Annual Report

Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Thomas P. Hollowell is an Independent Trustee and currently serves as Chairman. The Trustees have determined that an independent Chairman is appropriate and benefits shareholders. In his capacity as Chairman, Mr. Hollowell (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees; and (ii) with management, prepares agendas for Board meetings. The Independent Trustees also meet regularly in executive session.

The Trustees oversee two funds that are offered exclusively to certain governmental entities of the State of North Carolina. The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, and the funds' Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate. The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Audit Committee."

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Boyce I. Greer (54)

Year of Election or Appointment: 2003

President of Cash Portfolio and Term Portfolio. Mr. Greer also serves as Vice President of a number of Fidelity funds (2005-present). Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* The Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust, CMC, or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Thomas P. Hollowell (66)

Year of Election or Appointment: 2003

Chair of the Board (2008-present). Mr. Hollowell is a member of the Board of Faison Enterprises Inc. (real estate development), and Advisory Director of Fidus Partners (investment banking, 2008-present). Previously, Mr. Hollowell served as Senior Managing Director of Fidus Partners (2004-2008) and Chairman of the College of William and Mary Foundation (2003-2005).

James B. Hyler, Jr. (62)

Year of Election or Appointment: 2010

Mr. Hyler served as Vice Chairman and Chief Operating Officer of First Citizens Bank (1994-2008). Currently, Mr. Hyler serves on the Board of Directors for Progress Energy (2008-present) and North Carolina Chamber (1994-present), and on the Board of Trustees for Rex Healthcare (2007-present) and the University of North Carolina Healthcare System (2000-2007; 2008-present). Mr. Hyler also serves on the Executive Committee of the United States Golf Association (2004-present) and was recently elected to a one year term as President. Previously, Mr. Hyler served as Chairman of the University of North Carolina Healthcare System (2004-2005).

James Grubbs Martin, Ph.D. (74)

Year of Election or Appointment: 2000

Dr. Martin is Senior Advisor of McGuireWoods Consulting, LLC (2008-present), after 15 years as Vice President of Carolinas Medical Center. Previously, Dr. Martin served two terms as Governor of North Carolina and six terms as U.S. Congressman for the 9th District. Currently, Dr. Martin is Chairman of the Global TransPark Foundation, Inc. and Chairman of the Advisory Board of the UNC Nutrition Institute. Dr. Martin also serves as a Director on the Boards of Family Dollar Stores (discount retailer), Palomar Medical Technologies, Inc. (laser technology), and DesignLine International (manufacturing pilgrim hybrid, gas-electric transit buses). Dr. Martin is a Trustee and Chair of the Board (2010-present) of the Charlotte Symphony and the North Carolina Masonic Foundation.

E. Norris Tolson (70)

Year of Election or Appointment: 2008

Mr. Tolson serves as President and Chief Executive Officer (2007-present), a Director (1997-present), and an Executive Committee member (2000-present) of the North Carolina Biotechnology Center. Mr. Tolson also serves as a member of the following North Carolina State University Boards: Board of Trustees (2009-present), Alumni Association Board (2007-present), and College of Agriculture and Life Sciences Alumni and Friends Society Board (1998-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

Treasurer and Chief Financial Officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as Assistant Treasurer of Fidelity's Equity and High Income Funds (2009-present), President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments.

J. Calvin Rivers, Jr. (64)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers also serves as President of Capital Management of the Carolinas, Inc. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Cash Portfolio and Term Portfolio. Mr. Goebel also serves as Secretary and CLO of the Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Cash Portfolio and Term Portfolio. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Margaret A. Carey (36)

Year of Election or Appointment: 2008

Assistant Secretary of Cash Portfolio and Term Portfolio (2008-present). Ms. Carey is also Assistant Secretary of certain Fidelity funds (2009-present) and an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
North Carolina (NCCMT): Cash Portfolio	08/09/10	08/06/10	-	-
North Carolina (NCCMT): Term Portfolio	08/09/10	08/06/10	-	$0.017

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2010, or, if subsequently determined to be different, the net capital gain of such year.

North Carolina (NCCMT): Cash Portfolio	$13,182

The funds will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wells Fargo Bank
San Francisco, CA

Item 2. Code of Ethics

As of the end of the period, June 30, 2010, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Thomas Hollowell is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Hollowell is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Cash Portfolio and Term Portfolio (the "Funds"):

Services Billed by PwC

June 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Cash Portfolio	$44,000	$-	$1,800	$6,300
Term Portfolio	$36,000	$-	$1,800	$6,700

June 30, 2009 FeesA

	Audit FeesB	Audit-Related Fees	Tax Fees	All Other FeesB
Cash Portfolio	$52,000	$-	$1,800	$6,500
Term Portfolio	$37,000	$-	$1,800	$6,900

A Amounts may reflect rounding.

B Fees have been adjusted from previously disclosed amounts.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	June 30, 2010A	June 30, 2009A
Audit-Related Fees	$200,000	$1,290,000B
Tax Fees	$-	$2,000
All Other Fees	$145,000	$-

A Amounts may reflect rounding.

B Fees have been adjusted from previously disclosed amounts.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2010 A	June 30, 2009 A,B
PwC	$1,120,000	$1,780,000

A Amounts may reflect rounding.

B Fees have been adjusted from previously disclosed amounts.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the trust. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee annually.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 27, 2010
By:	/s/John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	August 27, 2010